COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Rental expense	$ 594	$ 615	$ 527
Operating leases, future minimum lease payments due	641	269
Operating leases, future minimum lease payments due in next fiscal year	499	202
Operating leases, future minimum lease payments due in second fiscal year	142	67
Capital commitments for purchase of property, plant and equipment	$ 102	$ 35